Derivatives and Risk Management (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
Derivatives
Total (loss) gain recognized in other comprehensive income (loss), net of taxes	$ 20,768	$ (2,422)
Cash Flow Hedges | Foreign exchange forward contracts
Derivatives
Total (loss) gain recognized in other comprehensive income (loss), net of taxes	22,927	(1,391)
Cash Flow Hedges | Interest rate swap
Derivatives
Total (loss) gain recognized in other comprehensive income (loss), net of taxes	$ (2,159)	$ (1,031)